Pioneer ILS Interval Fund
Schedule of Investments  |  July 31, 2024

Ticker Symbol: XILSX

Schedule of Investments  |  7/31/24
(unaudited)

Principal Amount USD ($)		Value
	Insurance-Linked Securities — 101.4% of Net Assets#
	Event Linked Bonds — 19.7%
	Earthquakes – Chile — 0.1%
750,000(a)	International Bank for Reconstruction & Development, 10.131%, (SOFR + 479 bps), 3/31/26 (144A)	$ 759,975
	Earthquakes – Mexico — 0.2%
1,000,000(a)	International Bank for Reconstruction & Development, 9.565%, (SOFR + 422 bps), 4/24/28 (144A)	$ 1,011,900
500,000(a)	International Bank for Reconstruction & Development, 16.565%, (SOFR + 1,122 bps), 4/24/28 (144A)	502,700
		$1,514,600

	Earthquakes – U.S. — 0.2%
1,500,000(a)	Veraison Re, 10.034%, (3 Month U.S. Treasury Bill + 475 bps), 3/8/27 (144A)	$ 1,509,750
	Flood – U.S. — 4.0%
3,500,000(a)	FloodSmart Re, 17.11%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 3,340,750
17,900,000(a)	FloodSmart Re, 19.282%, (3 Month U.S. Treasury Bill + 1,400 bps), 3/12/27 (144A)	17,828,400
2,450,000(a)	FloodSmart Re, 22.434%, (1 Month U.S. Treasury Bill + 1,715 bps), 3/11/26 (144A)	2,422,658
2,500,000(a)	FloodSmart Re, 22.532%, (3 Month U.S. Treasury Bill + 1,725 bps), 3/12/27 (144A)	2,461,375
750,000(a)	FloodSmart Re, 27.684%, (1 Month U.S. Treasury Bill + 2,240 bps), 3/11/26 (144A)	744,330
		$26,797,513

	Multiperil – Japan — 0.1%
500,000(a)	Umigame Re Pte, 10.034%, (3 Month U.S. Treasury Bill + 475 bps), 4/7/25 (144A)	$ 502,200
	Multiperil – Puerto Rico — 0.0%†
250,000(a)	Puerto Rico Parametric Re, 14.284%, (1 Month U.S. Treasury Bill + 900 bps), 6/7/27 (144A)	$ 252,450
	Multiperil – U.S. — 5.2%
1,000,000(a)	Aquila Re, 10.777%, (3 Month U.S. Treasury Bill + 550 bps), 6/7/27 (144A)	$ 994,505
1Pioneer ILS Interval Fund | 7/31/24

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
500,000(a)	Aquila Re, 14.277%, (3 Month U.S. Treasury Bill + 900 bps), 6/7/27 (144A)	$ 497,578
1,000,000(a)	Atela Re, Ltd., 19.534%, (3 Month U.S. Treasury Bill + 1,425 bps), 5/9/27 (144A)	981,300
750,000(a)	Four Lakes Re, 14.78%, (3 Month U.S. Treasury Bill + 950 bps), 1/7/27 (144A)	762,300
2,500,000(a)	Herbie Re, 11.28%, (3 Month U.S. Treasury Bill + 600 bps), 1/7/28 (144A)	2,245,500
1,500,000(a)	Herbie Re, 14.28%, (3 Month U.S. Treasury Bill + 900 bps), 1/7/28 (144A)	1,319,400
350,000(a)	Hypatia Re, 15.78%, (3 Month U.S. Treasury Bill + 1,050 bps), 4/8/26 (144A)	356,895
2,250,000(a)	Matterhorn Re, 10.619%, (SOFR + 525 bps), 3/24/25 (144A)	2,184,075
1,500,000(a)	Merna Re II, 12.534%, (3 Month U.S. Treasury Bill + 725 bps), 7/7/27 (144A)	1,500,450
2,000,000(a)	Merna Re II, 12.807%, (3 Month U.S. Treasury Bill + 753 bps), 7/7/25 (144A)	1,969,000
1,000,000(a)	Merna Re II, 13.03%, (3 Month U.S. Treasury Bill + 775 bps), 7/7/26 (144A)	1,017,500
3,000,000(a)	Merna Re II, 13.78%, (3 Month U.S. Treasury Bill + 850 bps), 7/7/27 (144A)	2,977,500
2,500,000(a)	Mystic Re, 17.284%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	2,506,000
2,250,000(a)	Residential Re, 13.41%, (3 Month U.S. Treasury Bill + 813 bps), 12/6/24 (144A)	2,146,725
13,000,000(a)	Sanders Re, 11.03%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	13,234,000
250,000(a)	Sanders Re III, 10.834%, (3 Month U.S. Treasury Bill + 555 bps), 4/7/27 (144A)	251,300
		$34,944,028

	Multiperil – U.S. & Canada — 2.2%
3,000,000(a)	Atlas Re, 17.869%, (SOFR + 1,250 bps), 6/8/27 (144A)	$ 3,180,000
1,000,000(a)	Easton Re, 12.78%, (3 Month U.S. Treasury Bill + 750 bps), 1/8/27 (144A)	978,500
2,750,000(a)	Galileo Re, 12.282%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	2,772,825
1,500,000(a)	Kilimanjaro II Re, 12.53%, (3 Month U.S. Treasury Bill + 725 bps), 6/30/28 (144A)	1,514,400
250,000(a)	Matterhorn Re, 11.119%, (SOFR + 575 bps), 12/8/25 (144A)	218,500
Pioneer ILS Interval Fund | 7/31/242

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
2,000,000(a)	Mona Lisa Re, 12.284%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	$ 1,930,600
2,000,000(a)	Mona Lisa Re, 17.78%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	2,052,200
2,000,000(a)	Ramble Re, 11.527%, (3 Month U.S. Treasury Bill + 625 bps), 3/5/27 (144A)	1,903,800
		$14,550,825

	Multiperil – U.S. Regional — 0.3%
2,457,618(a)	Matterhorn Re, 1.50%, (3 Month U.S. Treasury Bill + 150 bps), 1/8/27 (144A)	$ 2,040,069
	Multiperil – Worldwide — 0.4%
2,000,000(a)	Kendall Re, 11.534%, (3 Month U.S. Treasury Bill + 625 bps), 4/30/27 (144A)	$ 2,040,000
750,000(a)	Kendall Re, 13.03%, (3 Month U.S. Treasury Bill + 775 bps), 4/30/27 (144A)	738,150
		$2,778,150

	Windstorm – Florida — 1.0%
1,000,000(a)	Armor Re, 15.534%, (3 Month U.S. Treasury Bill + 1,025 bps), 5/7/27 (144A)	$ 993,380
1,000,000(a)	Integrity Re, 18.53%, (1 Month U.S. Treasury Bill + 1,325 bps), 6/8/26 (144A)	984,590
1,000,000(a)	Integrity Re, 28.277%, (1 Month U.S. Treasury Bill + 2,300 bps), 6/6/26 (144A)	980,460
250,000(a)	Integrity Re II Pte, 6.066%, (3 Month USD LIBOR + 50 bps), 4/12/28 (144A)	25
1,000,000(a)	Marlon Re, 12.284%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/27 (144A)	999,000
500,000(a)	Merna Re II, 14.027%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/27 (144A)	496,550
2,500,000(a)	Palm Re, 14.784%, (1 Month U.S. Treasury Bill + 950 bps), 6/7/27 (144A)	2,484,000
		$6,938,005

	Windstorm – Japan — 0.3%
1,750,000(a)	Sakura Re, 7.69%, (3 Month U.S. Treasury Bill + 241 bps), 4/7/25 (144A)	$ 1,741,600
	Windstorm – Louisana — 0.2%
1,000,000(a)	Bayou Re, 24.982%, (1 Month U.S. Treasury Bill + 1,970 bps), 5/26/26 (144A)	$ 1,011,360
3Pioneer ILS Interval Fund | 7/31/24

Principal Amount USD ($)		Value
	Windstorm – Mexico — 0.3%
2,000,000(a)	International Bank for Reconstruction & Development, 19.065%, (SOFR + 1,372 bps), 6/26/28 (144A)	$ 1,972,200
	Windstorm - New York — 0.6%
4,250,000(a)	MetroCat Re, 5.75%, (3 Month U.S. Treasury Bill + 575 bps), 5/8/26 (144A)	$ 4,245,325
	Windstorm – North Carolina — 0.3%
2,000,000(a)	Cape Lookout Re, 13.28%, (1 Month U.S. Treasury Bill + 800 bps), 4/5/27 (144A)	$ 2,002,300
	Windstorm – Texas — 1.6%
5,250,000(a)	Alamo Re, 6.00%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	$ 5,313,052
2,000,000(a)	Alamo Re, 13.032%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/27 (144A)	2,005,780
3,750,000(a)	Alamo Re, 16.527%, (1 Month U.S. Treasury Bill + 1,125 bps), 6/7/26 (144A)	3,748,425
		$11,067,257

	Windstorm – U.S. — 0.2%
1,250,000(a)	Bonanza Re, 10.904%, (3 Month U.S. Treasury Bill + 562 bps), 3/16/25 (144A)	$ 1,147,387
	Windstorm – U.S. Gulf — 0.1%
500,000(a)	3264 Re, 23.28%, (3 Month U.S. Treasury Bill + 1,800 bps), 7/8/27 (144A)	$ 498,900
	Windstorm – U.S. Multistate — 0.5%
1,500,000(a)	Gateway Re, 5.265%, (1 Month U.S. Treasury Bill + 0 bps), 12/23/24 (144A)	$ 1,405,500
1,250,000(a)	Gateway Re, 10.78%, (1 Month U.S. Treasury Bill + 550 bps), 7/8/27 (144A)	1,248,875
1,000,000(a)	Gateway Re, 15.282%, (1 Month U.S. Treasury Bill + 1,000 bps), 7/8/26 (144A)	984,900
		$3,639,275

	Windstorm – U.S. Regional — 0.6%
1,000,000(a)	Citrus Re, 14.054%, (3 Month U.S. Treasury Bill + 877 bps), 6/7/26 (144A)	$ 1,002,340
1,250,000(a)	Citrus Re, 14.534%, (3 Month U.S. Treasury Bill + 925 bps), 6/7/27 (144A)	1,233,875
1,750,000(a)	Citrus Re, 15.784%, (3 Month U.S. Treasury Bill + 1,050 bps), 6/7/27 (144A)	1,737,400
		$3,973,615

Pioneer ILS Interval Fund | 7/31/244

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Winterstorm – Florida — 1.3%
5,000,000(a)	Integrity Re, 18.144%, (1 Month U.S. Treasury Bill + 1,286 bps), 6/6/25 (144A)	$ 5,029,650
3,500,000(a)	Lightning Re, 16.284%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	3,536,750
		$8,566,400

	Total Event Linked Bonds	$132,453,184

Face Amount USD ($)
	Collateralized Reinsurance — 19.8%
	Multiperil – Massachusetts — 0.1%
750,000(b)(c)+	Portsalon Re 2022, 5/31/28	$ 687,690
	Multiperil – U.S. — 8.0%
13,944,962(c)+	Ballybunion Re 2022, 12/31/27	$ —
15,000,000(b)(c)+	Gamboge Re, 3/31/29	141,608
750,000(b)(c)+	Mangrove, 5/10/25 (144A)	692,025
46,241,115(b)(c)+	PI0047 2024-1, 12/31/29	48,779,517
4,000,000(b)(c)+	PI0051-Cheltenham Re 2024, 5/31/30	3,310,607
11,084,286(b)(c)+	Riviera Re 2018-2, 4/30/25	886,743
		$53,810,500

	Multiperil – Worldwide — 9.0%
5,330,000(b)(c)+	Amaranth Re 2024, 12/31/29	$ 5,137,875
10,000,000(b)(c)+	Cerulean Re 2018-B1, 7/31/25	—
4,537,500(b)(c)+	Cypress Re 2017, 1/31/25	454
11,935,217(b)(c)+	Dartmouth Re 2018, 1/31/25	382,926
7,900,000(b)(c)+	Dartmouth Re 2021, 12/31/24	2,448,298
14,250,000(b)(c)+	Gamboge Re, 3/31/30	13,271,888
8,999,880(c)+	Kingston Heath Re 2021, 12/31/24	435
5,850,000(b)(c)+	Kingston Heath Re 2024, 12/31/29	5,206,123
5,273,540(b)(c)+	Lindrick Re 2018, 6/16/25	560,050
11,750,000(b)(c)+	Merion Re 2024-1, 12/31/29	11,039,499
9,250,000(b)(c)+	Old Head Re 2022, 12/31/27	4,625,000
9,000,000(b)(c)+	Old Head Re 2024, 12/31/29	8,271,505
4,850,000(b)(c)+	PI0046 2024, 12/31/29	4,469,224
2,500,000(b)(c)+	Pine Valley Re 2024, 12/31/28	2,326,950
5,150,000(b)(c)+	Portsalon Re 2021, 6/30/25	193,780
8,050,000(b)(c)+	Walton Health Re 2019, 6/30/25	1,689,529
5Pioneer ILS Interval Fund | 7/31/24

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
5,250,000(b)(c)+	Walton Health Re 2022, 12/15/27	$ 765,205
9,650,000(b)(c)+	Walton Heath Re 2021, 1/15/25	733
		$60,389,474

	Windstorm – North Carolina — 0.5%
2,275,000(b)(c)+	Isosceles Re 2024, 4/30/30	$ 2,164,207
500,000(b)(c)+	Isosceles Re 2024, 4/30/30	479,250
250,000(b)(c)+	Isosceles Re 2024, 4/30/30	241,075
		$2,884,532

	Windstorm – U.S. — 1.4%
6,500,000(b)(c)+	PI0048 Re 2024, 11/30/27	$ 5,949,025
4,000,000(b)(c)+	PI0049-Aberystwyth, 11/30/27	3,616,154
		$9,565,179

	Windstorm – U.S. Multistate — 0.0%†
7,115,790(c)+	White Heron Re, 5/31/29	$ 185,213
	Windstorm – U.S. Regional — 0.8%
11,521,321(b)(c)+	Oakmont Re 2020, 3/31/27	$ —
5,710,625(b)(c)+	Oakmont Re 2024, 4/1/30	5,437,679
		$5,437,679

	Total Collateralized Reinsurance	$132,960,267

	Reinsurance Sidecars — 61.9%
	Multiperil – North Carolina — 1.4%
10,045,000(b)(c)+	Rosapenna Re 2023, 6/30/29	$ 9,158,026
	Multiperil – U.S. — 0.4%
21,755,605(c)+	Carnoustie Re 2023, 12/31/28	$ 1,629,123
13,440,056(b)(c)+	Clearwater Re 2023, 3/31/29	13,440
33,700,000(b)(d)+	Harambee Re 2018, 12/31/24	—
27,831,163(b)(d)+	Harambee Re 2019, 12/31/24	58,445
27,000,000(b)(d)+	Harambee Re 2020, 12/31/24	629,100
		$2,330,108

	Multiperil – U.S. Regional — 0.0%†
5,110,275(b)(c)+	Brotherhood Re, 1/31/25	$ —
	Multiperil – Worldwide — 60.1%
2,000,000(d)+	Alturas Re 2020-3, 9/30/24	$ —
7,273,599(b)(d)+	Alturas Re 2021-3, 7/31/25	326,585
7,796,973(b)(d)+	Alturas Re 2022-2, 12/31/27	614,401
30,000,000(c)+	Bantry Re 2021, 12/31/24	300,000
27,060,000(b)(c)+	Bantry Re 2024, 12/31/29	29,210,799
Pioneer ILS Interval Fund | 7/31/246

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
51,030,677(c)+	Berwick Re 2020-1, 12/31/24	$ 366,187
28,772,238(b)(c)+	Berwick Re 2024-1, 12/31/29	30,522,044
23,516,314(b)(c)+	Carnoustie Re 2024, 12/31/29	25,086,175
12,537,552(b)(c)+	Clearwater Re 2024, 3/31/30	13,208,059
17,060,000(c)+	Eccleston Re 2023, 11/30/28	1,318,171
1,988,789(b)(c)+	Eden Re II, 3/21/25 (144A)	403,326
3,340,000(b)(c)+	Eden Re II, 3/20/26 (144A)	833,898
125,000(c)+	Eden Re II, 3/19/27 (144A)	1,093,292
12,300,000(b)(c)+	Eden Re II, 3/17/28 (144A)	13,454,970
22,970,000(b)(c)+	Gleneagles Re 2021, 12/31/24	2,297
17,548,844(b)(c)+	Gleneagles Re 2022, 12/31/27	6,878,091
47,710,184(c)+	Gullane Re 2018, 12/31/24	—
48,060,000(b)(c)+	Gullane Re 2024, 12/31/29	48,991,148
3,500,000(b)(d)+	Lion Rock Re 2020, 1/31/25	—
3,500,000(b)(d)+	Lion Rock Re 2021, 12/31/24	154,000
13,577,448(b)(d)+	Lorenz Re 2019, 6/30/25	259,329
47,630,000(b)(c)+	Merion Re 2021-2, 12/31/24	2,857,800
31,748,721(b)(c)+	Merion Re 2022-2, 12/31/27	30,101,328
28,383,000(c)+	Pangaea Re 2021-3, 7/1/25	2,128,725
15,829,307(b)(c)+	Pangaea Re 2023-3, 5/31/29	18,995,168
21,400,000(b)(c)+	Pangaea Re 2024-1, 12/31/29	23,090,412
20,650,000(b)(c)+	Pangaea Re 2024-3, 7/1/28	20,959,750
2,767,000(b)(c)+	Phoenix 3 Re 2023-3, 1/4/27	3,140,545
90,673(c)+	Sector Re V, 3/1/27 (144A)	419,862
19,618(b)(c)+	Sector Re V, 12/1/27 (144A)	589,235
16,000,000(b)(c)+	Sector Re V, 12/1/28 (144A)	19,027,117
8,300,000(b)(c)+	Sector Re V, 12/1/28 (144A)	9,870,317
33,083,230(b)(c)+	Sussex Re 2020-1, 12/31/24	43,008
35,500,000(c)+	Sussex Re 2021-1, 12/31/24	—
20,750,000(c)+	Sussex Re 2022, 12/31/27	464,800
19,180,000(b)(d)+	Thopas Re 2020, 12/31/24	3,836
40,000,000(d)+	Thopas Re 2021, 12/31/24	416,000
43,771,241(d)+	Thopas Re 2022, 12/31/27	—
45,672,917(d)+	Thopas Re 2023, 12/31/28	—
45,672,917(b)(d)+	Thopas Re 2024, 12/31/29	51,720,011
28,214,522(d)+	Torricelli Re 2021, 7/31/25	141,073
26,000,000(d)+	Torricelli Re 2022, 6/30/28	23,400
27,000,000(b)(d)+	Torricelli Re 2023, 6/30/29	359,100
32,500,000(b)(d)+	Torricelli Re 2024, 6/30/30	33,338,825
27,500,000(b)(d)+	Viribus Re 2018, 12/31/24	—
11,676,844(d)+	Viribus Re 2019, 12/31/24	—
7Pioneer ILS Interval Fund | 7/31/24

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
17,333,977(b)(d)+	Viribus Re 2020, 12/31/24	$ 575,488
18,736,586(b)(d)+	Viribus Re 2022, 12/31/27	687,633
23,750,000(d)+	Viribus Re 2023, 12/31/28	4,866,375
3,958,334(b)(d)+	Viribus Re 2024, 12/31/29	4,770,980
17,003,469(b)(c)+	Woburn Re 2019, 12/31/24	2,340,548
		$403,954,108

	Total Reinsurance Sidecars	$415,442,242

	Total Insurance-Linked Securities (Cost $653,817,623)	$680,855,693

Shares
	SHORT TERM INVESTMENTS — 1.6% of Net Assets
	Open-End Fund — 1.6%
11,021,662(e)	Dreyfus Government Cash Management, Institutional Shares, 5.21%	$ 11,021,662
		$11,021,662

	TOTAL SHORT TERM INVESTMENTS (Cost $11,021,662)	$11,021,662

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 103.0% (Cost $664,839,285)	$691,877,355
	OTHER ASSETS AND LIABILITIES — (3.0)%	$(20,135,651)
	net assets — 100.0%	$671,741,704

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At July 31, 2024, the value of these securities amounted to $178,837,226, or 26.6% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2024.
(b)	Non-income producing security.
(c)	Issued as participation notes.
(d)	Issued as preference shares.
(e)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2024.
Pioneer ILS Interval Fund | 7/31/248

Schedule of Investments  |  7/31/24
(unaudited) (continued)
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
3264 Re	6/24/2024	$500,000	$498,900
Alamo Re	4/4/2024	5,250,000	5,313,052
Alamo Re	4/4/2024	2,000,000	2,005,780
Alamo Re	4/4/2024	3,750,000	3,748,425
Alturas Re 2020-3	7/1/2020	—	—
Alturas Re 2021-3	7/1/2021	760,166	326,585
Alturas Re 2022-2	1/18/2022	147,147	614,401
Amaranth Re 2024	2/5/2024	4,495,196	5,137,875
Aquila Re	4/26/2024	1,000,000	994,505
Aquila Re	4/26/2024	500,000	497,578
Armor Re	4/11/2024	1,000,000	993,380
Atela Re, Ltd.	4/29/2024	1,000,000	981,300
Atlas Re	5/24/2024	3,000,000	3,180,000
Ballybunion Re 2022	3/9/2022	—	—
Bantry Re 2021	1/11/2021	—	300,000
Bantry Re 2024	2/1/2024	26,741,866	29,210,799
Bayou Re	2/5/2024	1,040,206	1,011,360
Berwick Re 2020-1	9/18/2020	—	366,187
Berwick Re 2024-1	1/10/2024	28,772,238	30,522,044
Bonanza Re	1/27/2023	1,160,195	1,147,387
Brotherhood Re	1/22/2018	812,866	—
Cape Lookout Re	3/12/2024	2,000,000	2,002,300
Carnoustie Re 2023	2/15/2023	—	1,629,123
Carnoustie Re 2024	1/11/2024	23,516,314	25,086,175
Cerulean Re 2018-B1	9/10/2018	3,024,499	—
Citrus Re	4/27/2023	1,000,000	1,002,340
Citrus Re	3/19/2024	1,250,000	1,233,875
Citrus Re	3/19/2024	1,750,000	1,737,400
Clearwater Re 2023	5/3/2023	—	13,440
Clearwater Re 2024	5/6/2024	12,537,552	13,208,059
Cypress Re 2017	1/24/2017	15,250	454
Dartmouth Re 2018	1/18/2018	3,981,898	382,926
Dartmouth Re 2021	1/19/2021	905,791	2,448,298
Easton Re	5/16/2024	986,023	978,500
Eccleston Re 2023	7/13/2023	—	1,318,171
Eden Re II	1/25/2021	1,058,828	403,326
Eden Re II	1/21/2022	1,194,632	833,898
Eden Re II	1/17/2023	—	1,093,292
Eden Re II	1/10/2024	12,300,000	13,454,970
FloodSmart Re	2/14/2022	3,500,000	3,340,750
FloodSmart Re	2/23/2023	2,450,000	2,422,658
FloodSmart Re	2/23/2023	750,000	744,330
FloodSmart Re	2/29/2024	17,900,000	17,828,400
FloodSmart Re	2/29/2024	2,500,000	2,461,375
Four Lakes Re	2/2/2024	750,641	762,300
9Pioneer ILS Interval Fund | 7/31/24

Restricted Securities	Acquisition date	Cost	Value
Galileo Re	5/2/2024	$2,743,961	$2,772,825
Gamboge Re	4/24/2023	—	141,608
Gamboge Re	5/9/2024	12,435,361	13,271,888
Gateway Re	7/14/2023	1,000,000	984,900
Gateway Re	3/11/2024	1,250,000	1,248,875
Gateway Re	3/11/2024	1,439,420	1,405,500
Gleneagles Re 2021	1/13/2021	420,351	2,297
Gleneagles Re 2022	1/18/2022	7,329,006	6,878,091
Gullane Re 2018	3/2/2018	—	—
Gullane Re 2024	2/14/2024	46,582,595	48,991,148
Harambee Re 2018	12/19/2017	715,477	—
Harambee Re 2019	12/20/2018	—	58,445
Harambee Re 2020	2/27/2020	—	629,100
Herbie Re	2/15/2024	2,500,000	2,245,500
Herbie Re	2/15/2024	1,500,000	1,319,400
Hypatia Re	3/27/2023	350,000	356,895
Integrity Re	3/23/2023	5,121,038	5,029,650
Integrity Re	3/1/2024	1,000,000	984,590
Integrity Re	3/1/2024	1,000,000	980,460
Integrity Re II Pte	3/18/2020	250,000	25
International Bank for Reconstruction & Development	3/17/2023	750,000	759,975
International Bank for Reconstruction & Development	4/3/2024	1,000,000	1,011,900
International Bank for Reconstruction & Development	4/3/2024	1,968,121	1,972,200
International Bank for Reconstruction & Development	4/3/2024	500,000	502,700
Isosceles Re 2024	7/9/2024	2,109,065	2,164,207
Isosceles Re 2024	7/9/2024	469,761	479,250
Isosceles Re 2024	7/9/2024	237,105	241,075
Kendall Re	4/22/2024	2,000,000	2,040,000
Kendall Re	4/22/2024	750,000	738,150
Kilimanjaro II Re	6/24/2024	1,500,000	1,514,400
Kingston Heath Re 2021	1/13/2021	—	435
Kingston Heath Re 2024	1/26/2024	4,299,750	5,206,123
Lightning Re	3/20/2023	3,602,290	3,536,750
Lindrick Re 2018	6/21/2018	111,275	560,050
Lion Rock Re 2020	3/27/2020	42,912	—
Lion Rock Re 2021	3/1/2021	920,972	154,000
Lorenz Re 2019	6/26/2019	2,211,855	259,329
Mangrove	6/17/2024	673,958	692,025
Marlon Re	5/24/2024	1,000,000	999,000
Matterhorn Re	1/29/2020	2,457,618	2,040,069
Matterhorn Re	12/15/2021	250,000	218,500
Matterhorn Re	1/29/2024	2,255,124	2,184,075
Merion Re 2021-2	12/28/2020	12,959,835	2,857,800
Merion Re 2022-2	3/1/2022	31,748,721	30,101,328
Merion Re 2024-1	1/17/2024	9,911,927	11,039,499
Pioneer ILS Interval Fund | 7/31/2410

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Merna Re II	4/5/2023	$1,000,000	$1,017,500
Merna Re II	3/28/2024	2,033,490	1,969,000
Merna Re II	5/8/2024	1,500,000	1,500,450
Merna Re II	5/8/2024	500,000	496,550
Merna Re II	5/8/2024	3,000,000	2,977,500
MetroCat Re	2/21/2024	4,330,929	4,245,325
Mona Lisa Re	12/30/2022	2,000,000	2,052,200
Mona Lisa Re	2/22/2024	2,004,908	1,930,600
Mystic Re	4/17/2024	2,519,312	2,506,000
Oakmont Re 2020	12/3/2020	—	—
Oakmont Re 2024	5/23/2024	5,067,367	5,437,679
Old Head Re 2022	1/6/2022	6,966,675	4,625,000
Old Head Re 2024	1/5/2024	6,620,062	8,271,505
Palm Re	4/4/2024	2,500,000	2,484,000
Pangaea Re 2021-3	6/17/2021	—	2,128,725
Pangaea Re 2023-3	7/5/2023	15,829,307	18,995,168
Pangaea Re 2024-1	2/27/2024	21,400,000	23,090,412
Pangaea Re 2024-3	7/26/2024	20,650,000	20,959,750
Phoenix 3 Re 2023-3	12/21/2020	2,403,322	3,140,545
PI0046 2024	1/26/2024	3,595,819	4,469,224
PI0047 2024-1	1/26/2024	45,897,658	48,779,517
PI0048 Re 2024	6/12/2024	5,475,925	5,949,025
PI0049-Aberystwyth	7/1/2024	3,499,000	3,616,154
PI0051-Cheltenham Re 2024	7/1/2024	3,146,012	3,310,607
Pine Valley Re 2024	1/17/2024	2,072,982	2,326,950
Portsalon Re 2021	8/3/2021	—	193,780
Portsalon Re 2022	7/20/2022	606,475	687,690
Puerto Rico Parametric Re	6/14/2024	250,000	252,450
Ramble Re	2/26/2024	2,000,000	1,903,800
Residential Re	10/30/2020	2,250,000	2,146,725
Riviera Re 2018-2	4/10/2018	2,851,779	886,743
Rosapenna Re 2023	5/30/2024	8,153,166	9,158,026
Sakura Re	3/24/2021	1,750,000	1,741,600
Sanders Re	1/16/2024	13,000,000	13,234,000
Sanders Re III	3/24/2023	250,000	251,300
Sector Re V	5/19/2022	—	419,862
Sector Re V	12/30/2022	—	589,235
Sector Re V	12/4/2023	16,000,000	19,027,117
Sector Re V	12/29/2023	8,300,000	9,870,317
Sussex Re 2020-1	1/21/2020	—	43,008
Sussex Re 2021-1	12/30/2020	—	—
Sussex Re 2022	1/27/2022	—	464,800
Thopas Re 2020	12/30/2019	—	3,836
Thopas Re 2021	12/30/2020	—	416,000
Thopas Re 2022	2/7/2022	—	—
Thopas Re 2023	2/15/2023	—	—
Thopas Re 2024	2/2/2024	45,672,917	51,720,011
Torricelli Re 2021	7/1/2021	—	141,073
Torricelli Re 2022	7/26/2022	—	23,400
11Pioneer ILS Interval Fund | 7/31/24

Restricted Securities	Acquisition date	Cost	Value
Torricelli Re 2023	7/26/2023	$—	$359,100
Torricelli Re 2024	7/25/2024	32,500,000	33,338,825
Umigame Re Pte	6/18/2021	500,000	502,200
Veraison Re	1/30/2024	1,500,000	1,509,750
Viribus Re 2018	12/22/2017	456,152	—
Viribus Re 2019	3/25/2019	—	—
Viribus Re 2020	12/30/2019	1,667,280	575,488
Viribus Re 2022	4/11/2022	—	687,633
Viribus Re 2023	2/2/2023	—	4,866,375
Viribus Re 2024	3/19/2024	3,958,334	4,770,980
Walton Health Re 2019	7/18/2019	—	1,689,529
Walton Health Re 2022	7/13/2022	18,375	765,205
Walton Heath Re 2021	6/28/2021	1,506,133	733
White Heron Re	8/30/2023	—	185,213
Woburn Re 2019	1/30/2019	1,945,438	2,340,548
Total Restricted Securities			$680,855,693
% of Net assets			101.4%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	$—	$—	$687,690	$687,690
Multiperil – U.S.	—	—	53,810,500	53,810,500
Multiperil – Worldwide	—	—	60,389,474	60,389,474
Windstorm – North Carolina	—	—	2,884,532	2,884,532
Windstorm – U.S.	—	—	9,565,179	9,565,179
Windstorm – U.S. Multistate	—	—	185,213	185,213
Windstorm – U.S. Regional	—	—	5,437,679	5,437,679
Reinsurance Sidecars
Multiperil – North Carolina	—	—	9,158,026	9,158,026
Multiperil – U.S.	—	—	2,330,108	2,330,108
Multiperil – U.S. Regional	—	—	—*	—*
Multiperil – Worldwide	—	—	403,954,108	403,954,108
Pioneer ILS Interval Fund | 7/31/2412

Schedule of Investments  |  7/31/24
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
All Other Insurance-Linked Securities	$—	$132,453,184	$—	$132,453,184
Open-End Fund	11,021,662	—	—	11,021,662
Total Investments in Securities	$11,021,662	$132,453,184	$548,402,509	$691,877,355
*	Securities valued at $0.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 10/31/23	$586,268,740
Realized gain (loss)	(9,643,644)
Change in unrealized appreciation (depreciation)	(38,930,563)
Return of capital	(313,207,890)
Purchases	421,122,760
Sales	(97,206,894)
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 7/31/24	$548,402,509
*	Transfers are calculated on the beginning of period values. During the period ended July 31, 2024, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2024:	$(44,622)
13Pioneer ILS Interval Fund | 7/31/24